CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Liquidity Risk Estimated Interest Payments of Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025		Dec. 31, 2024
Financial liabilities
Senior secured term loan	$ 0		$ 72,391
Convertible note	16,330		15,401
Exchangeable notes	210		210
Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	29,516		26,585
Lease payable on Right of Use assets	13,428		12,762
Senior secured term loan	108,015	[1]	72,391	[2]
Convertible note	16,330		15,401
Exchangeable notes	210		210
Total maturities of financial liabilities	167,499		127,349
Contractual cash flows [Member] | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	29,516		26,585
Lease payable on Right of Use assets	15,643		15,214
Senior secured term loan	117,854	[1]	81,438	[2]
Convertible note	21,025		21,350
Exchangeable notes	372		380
Total maturities of financial liabilities	184,410		144,967
Six Month Or Less Member | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	29,516		26,585
Lease payable on Right of Use assets	1,661		1,454
Senior secured term loan	4,725	[1]	1,703	[2]
Convertible note	150		150
Exchangeable notes	4		4
Total maturities of financial liabilities	36,056		29,896
Six Month To Twelve Month Member | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	0		0
Lease payable on Right of Use assets	1,554		1,408
Senior secured term loan	113,129	[1]	3,319	[2]
Convertible note	150		150
Exchangeable notes	4		4
Total maturities of financial liabilities	114,837		4,881
One Year To Two Years Member | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	0		0
Lease payable on Right of Use assets	3,000		2,213
Senior secured term loan	0	[1]	76,416	[2]
Convertible note	300		300
Exchangeable notes	8		8
Total maturities of financial liabilities	3,308		78,937
Two Year To Five Years Member | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	0		0
Lease payable on Right of Use assets	6,110		5,487
Senior secured term loan	0	[1]	0	[2]
Convertible note	20,425		900
Exchangeable notes	24		24
Total maturities of financial liabilities	26,559		6,411
>5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	0		0
Lease payable on Right of Use assets	3,318		4,652
Senior secured term loan	0	[1]	0	[2]
Convertible note	0		19,850
Exchangeable notes	332		340
Total maturities of financial liabilities	$ 3,650		$ 24,842

[1]	The contractual cash flows of interest on the senior secured term loan is estimated based on the prevailing interest rate at December 31, 2025
[2]	The contractual cash flows of interest on the senior secured term loan is estimated based on the prevailing interest rate at December 31, 2024.